Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31,
	2014	2015

Grants from the Chief Scientist–ME	$33,954	$124,862
Government authorities	50,290	14,579
Account receivables	-	11,816
Other	8,633	1,863

	$92,877	$153,120